CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)		Total	IPO	Private Placement	Ordinary Shares	Ordinary Shares IPO	Additional Paid-In Capital	Additional Paid-In Capital IPO	Additional Paid-In Capital Private Placement	Retained earnings (Accumulated Deficit)
Balance at beginning of period at Nov. 05, 2018		$ 0			$ 0		$ 0			$ 0
Balance at beginning of period (in shares) at Nov. 05, 2018					0
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares to Sponsor	[1]	25,000			$ 719		24,281
Issuance of ordinary shares to Sponsor (in shares)	[1]				7,187,500
Net income (loss)		(2,694)								(2,694)
Balance at end of period at Dec. 31, 2018		22,306			$ 719		24,281			(2,694)
Balance at end of period (in shares) at Dec. 31, 2018					7,187,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(13,739)								(13,739)
Balance at end of period at Mar. 31, 2019		8,567			$ 719		24,281			(16,433)
Balance at end of period (in shares) at Mar. 31, 2019					7,187,500
Balance at beginning of period at Dec. 31, 2018		22,306			$ 719		24,281			(2,694)
Balance at beginning of period (in shares) at Dec. 31, 2018					7,187,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)		3,076,468
Balance at end of period at Sep. 30, 2019		5,000,005			$ 811		1,925,420			3,073,774
Balance at end of period (in shares) at Sep. 30, 2019					8,110,156
Balance at beginning of period at Dec. 31, 2018		22,306			$ 719		24,281			(2,694)
Balance at beginning of period (in shares) at Dec. 31, 2018					7,187,500
Increase (Decrease) in Stockholders' Equity
Sale of units in initial public offerings, gross			$ 287,500,000	$ 7,750,000		$ 2,875		$ 287,497,125	$ 7,750,000
Sale of units in initial public offering, gross (in shares)					28,750,000	28,750,000
Offering costs		(15,075,329)					(15,075,329)
Ordinary shares subject to possible redemption		(279,423,730)			$ (2,794)		(279,420,936)
Ordinary shares subject to possible redemption (in shares)					(27,942,373)
Net income (loss)		4,226,759								4,226,759
Balance at end of period at Dec. 31, 2019		5,000,006			$ 800		775,141			4,224,065
Balance at end of period (in shares) at Dec. 31, 2019					7,995,127
Balance at beginning of period at Mar. 31, 2019		8,567			$ 719		24,281			(16,433)
Balance at beginning of period (in shares) at Mar. 31, 2019					7,187,500
Increase (Decrease) in Stockholders' Equity
Sale of units in initial public offerings, gross			$ 287,500,000	$ 7,750,000		$ 2,875		$ 287,497,125	$ 7,750,000
Sale of units in initial public offering, gross (in shares)						28,750,000
Offering costs		(15,075,329)					(15,075,329)
Common stock subject to possible redemption		(276,823,340)			$ (2,768)		(276,820,572)
Common stock subject to possible redemption (in shares)					(27,682,334)
Net income (loss)		1,640,103								1,640,103
Balance at end of period at Jun. 30, 2019		5,000,001			$ 826		3,375,505			1,623,670
Balance at end of period (in shares) at Jun. 30, 2019					8,255,166
Increase (Decrease) in Stockholders' Equity
Ordinary shares subject to possible redemption		(1,450,100)			$ (15)		(1,450,085)
Ordinary shares subject to possible redemption (in shares)					(145,010)
Net income (loss)		1,450,104								1,450,104
Balance at end of period at Sep. 30, 2019		5,000,005			$ 811		1,925,420			3,073,774
Balance at end of period (in shares) at Sep. 30, 2019					8,110,156
Balance at beginning of period at Dec. 31, 2019		5,000,006			$ 800		775,141			4,224,065
Balance at beginning of period (in shares) at Dec. 31, 2019					7,995,127
Increase (Decrease) in Stockholders' Equity
Ordinary shares subject to possible redemption		(961,620)			$ (10)		(775,141)			(186,469)
Ordinary shares subject to possible redemption (in shares)					(96,162)
Net income (loss)		961,618								961,618
Balance at end of period at Mar. 31, 2020		5,000,004			$ 790					4,999,214
Balance at end of period (in shares) at Mar. 31, 2020					7,898,965
Balance at beginning of period at Dec. 31, 2019		5,000,006			$ 800		775,141			4,224,065
Balance at beginning of period (in shares) at Dec. 31, 2019					7,995,127
Increase (Decrease) in Stockholders' Equity
Sale of units in initial public offering, gross (in shares)					28,750,000
Net income (loss)		(120,091)
Balance at end of period at Sep. 30, 2020		5,000,005			$ 801		895,230			4,103,974
Balance at end of period (in shares) at Sep. 30, 2020					8,007,136
Balance at beginning of period at Mar. 31, 2020		5,000,004			$ 790					4,999,214
Balance at beginning of period (in shares) at Mar. 31, 2020					7,898,965
Increase (Decrease) in Stockholders' Equity
Ordinary shares subject to possible redemption		110,220			$ 1					110,219
Ordinary shares subject to possible redemption (in shares)					11,022
Net income (loss)		(110,220)								(110,220)
Balance at end of period at Jun. 30, 2020		5,000,004			$ 791					4,999,213
Balance at end of period (in shares) at Jun. 30, 2020					7,909,987
Increase (Decrease) in Stockholders' Equity
Sale of units in initial public offering, gross (in shares)					28,750,000
Ordinary shares subject to possible redemption		971,490			$ 10		895,230			76,250
Ordinary shares subject to possible redemption (in shares)					97,149
Net income (loss)		(971,489)								(971,489)
Balance at end of period at Sep. 30, 2020		$ 5,000,005			$ 801		$ 895,230			$ 4,103,974
Balance at end of period (in shares) at Sep. 30, 2020					8,007,136

[1]	This number includes up to 937,500 ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On April 5, 2019, the underwriters fully exercised their over-allotment option; thus, the 937,500 Founder Shares were no longer subject to forfeiture.